Statements of Cash flows (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Cash flows from operating activities:
Net income	$ 55,854,000	351,531,000	359,499,000	256,003,000	$ 55,854,000	351,531,000	359,499,000	256,003,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of upfront fee of term loan	910,000	5,726,000	0	0	910,000	5,726,000	0	0
Share of income from subsidiaries	136,000	853,000	0	0	(38,008,000)	(239,217,000)	(416,760,000)	(200,664,000)
Interest expense		23,606,000			0	0	1,730,000	2,989,000
Foreign exchange loss/(gain)	(2,518,000)	(15,849,000)	4,350,000	286,000	(3,050,000)	(19,194,000)	2,912,000	128,000
Gain on buy-back of convertible bonds	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)	(242,000)	(1,521,000)	(2,480,000)	(69,327,000)
Issuance costs for convertible notes	0	0	42,559,000	0	0	0	42,559,000	0
Loss/(gain) on change in fair value of convertible notes	(31,546,000)	(198,547,000)	9,040,000	0	(31,546,000)	(198,547,000)	9,040,000	0
Loss from fair value change of interest rate swap transaction	1,162,000	7,315,000	0	0	1,162,000	7,315,000	0	0
Change in assets and liabilities, net of effects of acquisitions:
Increase in receivables from related parties	0	0	(2,523,000)	(3,136,000)	(38,000)	(241,000)	0	0
Decrease/(increase) in prepayments and other current assets	(1,124,000)	(7,077,000)	(25,674,000)	8,497,000	86,000	540,000	(205,000)	8,855,000
Increase/(decrease) in payables to related parties	181,000	1,136,000	1,150,000	(1,206,000)	(25,939,000)	(163,258,000)	97,248,000	20,741,000
Increase/(decrease) in other payables and accruals	11,967,000	75,319,000	19,409,000	39,764,000	(736,000)	(4,630,000)	(673,000)	8,238,000
Net cash provided by operating activities	115,366,000	726,102,000	879,958,000	648,663,000	(41,547,000)	(261,496,000)	92,870,000	26,963,000
Cash flows from investing activities:
Cash paid to restricted cash - escrow account and interest reserve account	(32,146,000)	(202,323,000)	0	0	(32,146,000)	(202,323,000)	0	0
Cash paid for the acquisition of Motel 168					(322,760,000)	(2,031,421,000)	0	0
Investments in subsidiaries					(8,472,000)	(53,319,000)	(47,951,000)	0
Cash received from returns on investments					0	0	0	5,746,000
Cash flows provided by/ (used) in investing activities:	(424,141,000)	(2,669,499,000)	(355,962,000)	(323,501,000)	(363,378,000)	(2,287,063,000)	(47,951,000)	5,746,000
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net with share issuance costs					0	0	0	341,078,000
Proceeds from share option exercise	4,476,000	28,173,000	63,644,000	26,975,000	4,476,000	28,173,000	63,644,000	26,975,000
Buy-back of convertible bonds	(7,230,000)	(45,507,000)	(202,687,000)	(462,029,000)	(7,230,000)	(45,507,000)	(75,687,000)	(395,842,000)
Net proceeds from issuance of convertible notes	0	0	1,188,823,000	0	0	0	1,188,823,000	0
Proceeds from loans	227,770,000	1,433,559,000	24,900,000	10,000,000	242,326,000	1,525,176,000	0	0
Payment for upfront fee of loan	(933,000)	(5,874,000)	0	0	(14,556,000)	(91,617,000)	0	0
Net cash (used)/provided by financing activities	222,932,000	1,403,102,000	1,040,250,000	(103,729,000)	225,016,000	1,416,225,000	1,176,780,000	(27,789,000)
Effect of foreign exchange rate changes on cash and cash equivalents	(8,947,000)	(56,310,000)	(11,195,000)	(286,000)	(8,316,000)	(52,334,000)	(9,761,000)	(128,000)
Net increase/(decrease) in cash and cash equivalents	(94,790,000)	(596,605,000)	1,553,051,000	221,147,000	(188,225,000)	(1,184,668,000)	1,211,938,000	4,792,000
Cash and cash equivalents, beginning of year	378,563,000	2,382,643,000	829,592,000	608,445,000	217,075,000	1,366,249,000	154,311,000	149,519,000
Cash and cash equivalents, end of the year	283,773,000	1,786,038,000	2,382,643,000	829,592,000	28,850,000	181,581,000	1,366,249,000	154,311,000
Supplemental disclosure of cash flow information
Cash paid during the year for interest	(6,215,000)	(39,115,000)	(211,000)	(43,000)	(5,378,000)	(33,848,000)	0	0
Supplemental schedule of non-cash investing activities:
Unpaid consideration related to the acquisition of Motel 168	22,836,000	143,728,000	0	0	22,836,000	143,728,000	0	0
Decrease of investments in subsidiaries when Home Inns HK paid on behalf of the Company					0	0	127,000,000	66,187,000
Issuance of ordinary shares related to the acquisition of Motel 168	$ 106,026,000	667,314,000	0	0	$ 106,026,000	667,314,000	0	0